PROPERTY AND EQUIPMENT - Description of Lease Activities, Other Lease Disclosures and Security Interest on Property and Equipment (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($) lease	Jun. 30, 2020 USD ($) lease	Jun. 30, 2019 USD ($)
Other lease disclosures [Abstract]
Interest expense on lease liabilities	$ 7,300	$ 6,500
Expense incurred relating to short-term leases	200	1,000
Expense relating to other variable lease payments	0
Cash outflow for leases	17,500	12,200
Lease payments	17,489	12,162	$ 10,535
Amount of impact of IFRS 16 on lease payments	$ 10,800	$ 9,100
Number of leases related to right of use assets | lease	91	94
Number of new leases | lease	13	25
Number of disposal leases | lease	16	18
Security Interest on property and equipment [Abstract]
Assets pledged as security	$ 11,800	$ 7,000
Bottom of Range [Member]
Description of lease activities [Abstract]
Leases term	3 years
Operating leases term	2 years
Top of Range [Member]
Description of lease activities [Abstract]
Leases term	7 years
Operating leases term	14 years